Earnings Per Share - Summary of Earnings Per Share (Detail) - AUD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Earnings Per Share [Abstract]
Loss after income tax attributable to the owners of Benitec Biopharma Limited	$ (11,640)	$ (5,690)	$ (24,778)
Weighted average number of ordinary shares used in calculating basic earnings per share	210,454,829	175,433,909	142,312,486
Weighted average number of ordinary shares used in calculating diluted earnings per share	210,454,829	175,433,909	142,312,486
Basic (loss) per share	$ (0.0553)	$ (0.0324)	$ (0.1741)
Diluted (loss) per share	$ (0.0553)	$ (0.0324)	$ (0.1741)